Fair value of financial assets and liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value	R$ 231,001,886	R$ 208,921,896
Debt instruments	107,585,055	84,291,192
Equity instruments	2,968,823	3,422,154
Derivatives	40,175,818	29,269,652
Loans and advances to customers	4,911,803	3,040,712
Reserves at the Central Bank of Brazil	75,360,387	88,898,186
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	92,078,540	59,052,090
Comprehensive Income Debt instruments	92,058,907	59,036,137
Comprehensive Income Equity instruments	19,633	15,953
Hedging derivatives (assets)	30,481	25,069
Financial Liabilities Measured At Fair Value Through Profit Or Loss	82,722,610	49,581,441
Derivatives	39,280,448	23,763,857
Short positions	39,396,666	19,831,991
Bonds and securities obligations	4,045,496	5,985,593
Hedging derivatives (liabilities)	129,826	1,176,571
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value	90,905,041	76,857,391
Debt instruments	88,260,075	74,213,933
Equity instruments	2,644,966	2,643,458
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	88,640,516	54,822,917
Comprehensive Income Debt instruments	88,620,903	54,818,332
Comprehensive Income Equity instruments	19,613	4,585
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value	132,973,627	125,495,820
Debt instruments	15,624,289	6,115,373
Equity instruments	296,834	743,991
Derivatives	39,468,524	27,450,135
Loans and advances to customers	2,223,593	2,288,135
Reserves at the Central Bank of Brazil	75,360,387	88,898,186
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading		1,618,535
Comprehensive Income Debt instruments		1,618,535
Hedging derivatives (assets)	30,481	25,069
Financial Liabilities Measured At Fair Value Through Profit Or Loss	82,213,242	48,667,180
Derivatives	38,771,080	22,849,596
Short positions	39,396,666	19,831,991
Bonds and securities obligations	4,045,496	5,985,593
Hedging derivatives (liabilities)	129,826	1,176,571
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value	7,123,218	6,568,685
Debt instruments	3,700,691	3,961,886
Equity instruments	27,023	34,705
Derivatives	707,294	1,819,517
Loans and advances to customers	2,688,210	752,577
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	3,438,024	2,610,638
Comprehensive Income Debt instruments	3,438,004	2,599,270
Comprehensive Income Equity instruments	20	11,368
Financial Liabilities Measured At Fair Value Through Profit Or Loss	509,368	914,261
Derivatives	R$ 509,368	R$ 914,261